Financial risk management (Tables)	6 Months Ended
Dec. 31, 2021
Financial risk management
Schedule of net borrowings being hedged at balance sheet date

	31 December	30 June	31 December
	2021	2021	2020
	$’000	$’000	$’000
USD borrowings	650,000	650,000	650,000
Hedged USD cash	(13,023)	(23,700)	(2,434)
Net USD debt	636,977	626,300	647,566
Hedged future USD revenues (1)	(34,124)	(61,453)	(63,720)
Unhedged USD borrowings	602,853	564,847	583,846
Closing USD exchange rate ($: £)	1.3486	1.3820	1.3655
(1)	A further portion of the profit and loss exposure (within net finance income/costs) on unhedged USD borrowings is naturally offset by the fair value of foreign exchange based embedded derivatives in host Commercial revenue contracts.

Schedule of interest rate swaps at reporting date that are used to hedge borrowings

	31 December	30 June	31 December
	2021	2021	2020
Principal value of loan outstanding ($’000)	150,000	150,000	150,000
Rate received	1 month $ LIBOR	1 month $ LIBOR	1 month $ LIBOR
Rate paid	Fixed 2.032%	Fixed 2.032%	Fixed 2.032%
Expiry date	30 June 2024	30 June 2024	30 June 2024